Teachers Insurance and Annuity Association of America	F. Scott Thomas
College Retirement Equities Fund	Associate General Counsel
8500 Andrew Carnegie Boulevard	Advocacy & Oversight
Charlotte, NC 28262	704.988.3687 (tel)
704.988.4924 (fax)
sthomas@tiaa-cref.org

February 4, 2011

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statements of Additional Information (“SAIs”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAIs contained in Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this amendment was filed electronically via EDGAR on January 28, 2011.

Please contact the undersigned at (704) 988-3687 should you have any questions or comments regarding this letter.

Sincerely,

/s/ F. Scott Thomas
     F. Scott Thomas

FST/fst